CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ 8,209	$ (4,105)	$ (2,842)
Other comprehensive income - change in cumulative foreign currency translation adjustments	701	1,855	715
Comprehensive income (loss)	8,910	(2,250)	(2,127)
Comprehensive income (loss) attributable to noncontrolling interest		(270)	(926)
Comprehensive income (loss) attributable to China Distance Education Holdings Limited	$ 8,910	$ (1,980)	$ (1,201)